Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating leases [Abstract]
Operating leases right-of-use assets	$ 2.2	$ 1.5
Current operating lease liabilities	$ 0.5	$ 0.7
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Non-current operating lease liabilities	$ 1.7	$ 1.3
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Components of Lease Cost [Abstract]
Operating lease expense	$ 7.9	$ 4.1
Short-term operating lease expense	0.0	0.0
Total operating lease expense	7.9	4.1
Sublease income	$ 0.3	$ 2.4